Ordinary shares, share premium, and other equity (Tables)	12 Months Ended
Dec. 31, 2020
28. Ordinary shares, share premium, and other equity
Called up share capital, allotted and fully paid
Called up share capital, allotted and fully paid
	Number of shares	Ordinary share capital	Ordinary share premium	Total share capital and share premium	Otherequity instruments
	m	£m	£m	£m	£m
As at 1 January 2020	17,322	4,331	263	4,594	10,871
Issued to staff under share incentive plans	37	9	34	43	-
AT1 securities issuance	-	-	-	-	1,142
AT1 securities redemption	-	-	-	-	(831)
Other movements	-	-	-	-	(10)
As at 31 December 2020	17,359	4,340	297	4,637	11,172

As at 1 January 2019	17,133	4,283	28	4,311	9,632
Issued to staff under share incentive plans	76	19	82	101	-
Issuances relating to Scrip Dividend Programme	113	29	153	182	-
AT1 securities issuance	-	-	-	-	3,500
AT1 securities redemption	-	-	-	-	(2,262)
Other movements	-	-	-	-	1
As at 31 December 2019	17,322	4,331	263	4,594	10,871

AT1 equity instruments
AT1 equity instruments
		2020	2019
	Initial call date	£m	£m
AT1 equity instruments - Barclays PLC
8.0% Perpetual Subordinated Contingent Convertible Securities (EUR 1,000m)	2020	-	830
7.875% Perpetual Subordinated Contingent Convertible Securitiesª	2022	986	995
7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2022	1,131	1,131
7.25% Perpetual Subordinated Contingent Convertible Securities	2023	1,245	1,245
7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m)	2023	1,925	1,925
5.875% Perpetual Subordinated Contingent Convertible Securities	2024	1,244	1,244
8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2024	1,509	1,509
7.125% Perpetual Subordinated Contingent Convertible Securitiesª	2025	994	996
6.375% Perpetual Subordinated Contingent Convertible Securities	2025	996	996
6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2025	1,142	-
Total AT1 equity instruments		11,172	10,871

Note

a Reported net of securities held by the Group.